Deposit, Upfront Payments and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Deposits [Abstract]
Summary of Deposit, Upfront Payments and other Receivables

Deposit, upfront payments and other receivables consists of the following:

	December 31, 2023	June 30, 2023
Deposits	$45,857	$45,369
Upfront payments	78,151	47,161
Other receivables	60,360	12,030
Total	$184,368	$104,560

Deposit, upfront payments and other receivables consists of the following:

	December 31, 2023	June 30, 2023
Deposits	$45,857	$45,369
Upfront payments	78,151	47,161
Other receivables	60,360	12,030
Total	$184,368	$104,560